Registration No. 333-121449

File No. 811-21686

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ______	☐

Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 12	☒

OPPENHEIMER PORTFOLIO SERIES

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of June, 2012.

Oppenheimer Portfolio Series
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble *	Chairman of the	June 14, 2012
Brian F. Wruble	Board of Trustee

William F. Glavin, Jr.*	President and Principal	June 14, 2012
William F. Glavin, Jr.	Executive Officer

Brian W. Wixted*	Treasurer, Principal	June 14, 2012
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*
David K. Downes	Trustee	June 14, 2012

Matthew P. Fink*
Matthew P. Fink	Trustee	June 14, 2012

Phillip A. Griffiths*
Phillip A. Griffiths	Trustee	June 14, 2012

Mary F. Miller*
Mary F. Miller	Trustee	June 14, 2012

Joel W. Motley*
Joel W. Motley	Trustee	June 14, 2012

Mary Ann Tynan, *
Mary Ann Tynan	Trustee	June 14, 2012

Joseph M. Wikler*
Joseph M. Wikler	Trustee	June 14, 2012

Peter I. Wold*
Peter I. Wold	Trustee	June 14, 2012

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document